March 1, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      BNY Mellon Investment Funds IV, Inc.
             - BNY Mellon Bond Market Index Fund

             - BNY Mellon S&P 500 Stock Index Fund

             - BNY Mellon Tax Managed Growth Fund

            (the "Funds")
            1933 Act File No.:  33-16338
            1940 Act File No.:  811-05202
            CIK No.:  0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for BNY Mellon Bond Market Index Fund and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 196 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 23, 2021.

Additionally, the Prospectuses for BNY Mellon S&P 500 Stock Index Fund and BNY Mellon Tax Managed Growth Fund have been filed pursuant to Rule 497(c) under the Securities Act of 1933.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal